Basis of Presentation and General Information - Major Charters (Table) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deiulemar Shipping S.P.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of charter revenue	0.00%	0.00%	27.70%
Deiulemar Compagnia Di Navigazione S.P.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of charter revenue	0.00%	0.00%	13.00%
Intermare Transport GmbH
Entity Wide Revenue Major Customer [Line Items]
Percentage of charter revenue	13.40%	24.10%	19.90%
Morgan Stanley Capital Group Inc.
Entity Wide Revenue Major Customer [Line Items]
Percentage of charter revenue	0.00%	15.70%	0.00%
Mansel Ltd.
Entity Wide Revenue Major Customer [Line Items]
Percentage of charter revenue	0.00%	16.60%	0.00%
Cargill International S.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of charter revenue	33.60%	19.20%	0.00%